Income Taxes - Reconciliation of Federal Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax computed at federal statutory rate	21.00%	21.00%
State income taxes, net of federal tax benefit	7.20%	(0.80%)
Other permanent items	(0.10%)	1.60%
Tax rate adjustment	(0.30%)	0.20%
Research and development credits	0.10%	0.10%
Stock-based compensation	1.30%	(33.90%)
Other	(0.20%)	0.20%
Valuation allowance	(28.20%)	11.70%
Effective income tax rate	0.80%	0.10%